Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Disclosure of detailed information about investment property

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(3)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2020	1,270	1,436	439	738	212	4,095
Additions	61	43	2	185	8	299
Disposals	(59)	(104)	(5)	(203)	(2)	(373)
At 31 December 2020	1,272	1,375	436	720	218	4,021
Accumulated depreciation:
At 1 January 2020	454	1,016	434	164	60	2,128
Charge for the year(2)	79	111	—	92	58	340
Disposals	(44)	(59)	—	(78)	—	(181)
At 31 December 2020	489	1,068	434	178	118	2,287
Net book value	783	307	2	542	100	1,734

Cost:
At 1 January 2019(1)	1,291	1,398	438	604	209	3,940
Additions	5	70	1	251	4	331
Disposals	(26)	(32)	—	(117)	(1)	(176)
At 31 December 2019	1,270	1,436	439	738	212	4,095
Accumulated depreciation:
At 1 January 2019	429	903	434	134	—	1,900
Charge for the year	39	161	—	81	60	341
Disposals	(14)	(48)	—	(51)	—	(113)
At 31 December 2019	454	1,016	434	164	60	2,128
Net book value	816	420	5	574	152	1,967
(1) Represents the value of the right-of-use assets, principally premises, recognised on 1 January 2019 upon adoption of IFRS 16.
(2) Following a review of the estimated useful lives of property as part of Santander UK's transformation program, the charge for the year includes accelerated property depreciation of £9m (2019: £2m).
(3) Property, plant and equipment includes assets under construction of £55m (2019: £16m).